Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs	     Common    002824100     13925    291936  SH          Sole
Accenture Ltd	     Common    G1150G111     13013    473381  SH	  Sole
Alcon Inc	     Common    H01301102     14955    164505  SH          Sole
Allergan	     Common    018490102     18539    388167  SH          Sole
Amazon.com	     Common    023135106     12872    175271  SH          Sole
Apple Inc            Common    037833100     13072    124352  SH          Sole
Bard (C.R)	     Common    067383109     16418    205943  SH	  Sole
CH Robinson Inc	     Common    12541W209     10003    219316  SH	  Sole
Cisco Sys Inc        Common    17275R102     16376    976535  SH          Sole
Expeditors Intl      Common    302130109      8803    311158  SH          Sole
Gilead Inc	     Common    375558103     10828    233762  SH          Sole
Google		     Common    38259P508     17922     51492  SH          Sole
Mastercard	     Common    57636Q104     20928    124957  SH          Sole
Oracle Corp	     Common    68389X105     19894   1100932  SH          Sole
Qualcomm Inc         Common    747525103     18250    469023  SH	  Sole
Stryker		     Common    863667101      8255    242515  SH	  Sole
Varian Medical Sys   Common    92220P105     15661    514487  SH	  Sole
Visa Inc             Common    92826C839      9837    176928  SH          Sole